Business (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 14, 2017	Apr. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss			$ 1,798,515	$ 3,524,160	$ 3,759,152	$ 8,664,174
Negative cash flows from operations					3,997,720	7,426,226
Accumulated deficit			73,794,235		73,794,235		$ 70,035,083
Cash and cash equivalents			$ 5,460,699	$ 11,879,545	5,460,699	11,879,545	$ 5,127,958	$ 21,161,967
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of shares under common stock purchase agreements		$ 5,000,000			$ 4,650,000	$ 0
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Proceeds from definitive agreement for the assignment of CERC 501	$ 25,000,000
Portion of proceeds deposited in escrow	$ 3,750,000
Escrow deposit, term	12 months